Variable Interest Entities - Schedule of Carrying Amounts of Consolidated Vie Assets and Liabilities Associated with Securitization Trusts (Details) - Variable Interest Entity, Primary Beneficiary [Member] - OneMain Holdings, LLC [Member] - USD ($)
$ in Billions
	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Member]
Variable Interest Entity [Line Items]
Assets	$ 0.3	$ 1.1
Loans and Leases Receivable, Net of Deferred Income [Member] | Consumer Loan [Member]
Variable Interest Entity [Line Items]
Assets	950.9	1,144.8
Loans and Leases Receivable, Net of Deferred Income [Member] | Spring Castle Portfolio [Member]
Variable Interest Entity [Line Items]
Assets	0.0	170.3
Allowance for Loans and Leases Receivable [Member]
Variable Interest Entity [Line Items]
Assets	50.1	43.1
Loans Receivable Held-for-Sale [Member]
Variable Interest Entity [Line Items]
Assets	0.0	43.5
Restricted Cash and Cash Equivalents [Member]
Variable Interest Entity [Line Items]
Assets	55.2	66.3
Other Assets [Member]
Variable Interest Entity [Line Items]
Assets	1.4	4.8
Long-term Debt [Member]
Variable Interest Entity [Line Items]
Liabilities	824.0	1,165.4
Other Liabilities [Member]
Variable Interest Entity [Line Items]
Liabilities	$ 1.6	$ 1.7